2. Basis of preparation	12 Months Ended
Dec. 31, 2017
Basis Of Preparation
Basis of preparation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”).

The financial statements have been prepared on the historical cost basis except for certain financial instruments measured at their fair value. The consolidated financial statements is being presented in millions of Brazilian Reais (“R$”), which is the reporting currency of the Company. The functional currency of subsidiaries located abroad is the local currency of each jurisdiction.

The consolidated financial statements for the year ended December 31, 2017 were approved by the Board of Directors on April 26, 2018.

As a result of the ongoing process for the sale of the subsidiary Via Varejo S.A. (note 32) and in accordance to IFRS 5 – Noncurrent Assets Held for Sale and Discontinued Operation, the consolidated financial statement of operations and comprehensive income for the years ended December 31, 2017, 2016 and 2015 are presented with the effects of this transaction. The consolidated statements of cash flows include the cash flows from continued and discontinued operations. The details of the cash flows from discontinued operations are disclosed in Note 32.2.